TAXATION, Deferred Tax (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets [Abstract]
Property and equipment	$ 40,314	$ 17,999
Deferred revenue	266,025	182,068
Unutilized tax losses and unused capital allowances	2,005,471	2,013,487
Provision and accrued expenses	166,779	81,762
Allowance for credit losses	130,786	89,558
Others	52,592	31,998
Valuation allowance	(1,993,322)	(1,860,574)
Total deferred tax assets	668,645	556,298
Deferred tax liabilities [Abstract]
Property and equipment	(7,688)	(7,843)
Deferred payment channel costs	(37,430)	(28,991)
Undistributed earnings of foreign subsidiaries	(35,277)	0
Others	(31,605)	(2,489)
Total deferred tax liabilities	(112,000)	(39,323)
Net deferred tax assets	556,645	516,975
Tax losses with expiry date	838,841	1,505,464
Deferred tax liability for potential tax	$ 53,758	$ 35,394